Related Party Transactions and Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate
The following table details total selling commissions and dealer manager fees incurred from and due to the Former Dealer Manager as of and for the periods presented:

	Year Ended December 31,			Period from January 22, 2013 (date of inception) to December 31, 2013	Payable (Receivable) as of December 31,
(In thousands)	2015	2014			2015	2014
Total commissions and fees from the Former Dealer Manager	$—	$(3)	(1)	$143,009	$—	$(13)	(1)
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(1)
During the year ended December 31, 2014, the Company incurred reimbursement of selling commissions and dealer manager fees as a result of share purchase cancellations related to common stock sales prior to the close of the IPO.

Schedule Of Offering Costs Reimbursements to Related Party
The following table details offering costs and reimbursements incurred from and due to the Advisor and Former Dealer Manager as of and for the periods presented:

	Year Ended December 31,		Period from January 22, 2013 (date of inception) to December 31, 2013	Payable as of December 31,
(In thousands)	2015	2014		2015	2014
Fees and expense reimbursements from the Advisor and Former Dealer Manager	$—	$(253)	$30,482	$—	$—

Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The following table details amounts incurred and payable to related parties in connection with the operations-related services described above as of and for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,		Payable as of
(In thousands)	2016	2015	2016	2015	September 30, 2016	December 31, 2015
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements (1)	$—	$1,330	$—	$1,330	$—	$—
Financing coordination fees	—	4,913	—	4,913	—	—
Ongoing fees:
Asset management fees	4,500	4,413	13,500	8,509	—	—
Professional fees and other reimbursements (2)	780	1,007	2,303	2,555	534	541
Distributions on Class B Units (2)	436	438	1,300	1,135	142	—
Total related party operation fees and reimbursements	$5,716	$12,101	$17,103	$18,442	$676	$541
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(1)
Acquisition fees and expenses from related parties of $0.9 million were recognized in acquisition and transaction related expense on the consolidated statement of operations and comprehensive loss for three and nine months ended September 30, 2015. In addition, over the same periods, the Company capitalized $0.4 million of acquisition expenses to the Company's consolidated balance sheet, which are amortized over the life of each investment using the effective interest method. No acquisition expenses were capitalized during the three and nine months ended September 30, 2016.

(2)	These costs are included in general and administrative expense on the consolidated statements of operations and comprehensive loss.

The following table details amounts incurred, forgiven and payable to related parties in connection with the operations-related services described above as of and for the periods presented:

	Year Ended December 31,					Period from January 22, 2013 (date of inception) to December 31, 2013		Payable as of December 31,
	2015			2014
(In thousands)	Incurred		Forgiven	Incurred	Forgiven	Incurred	Forgiven	2015	2014
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements	$1,330	(1)	$—	$10,578	$—	$13,126	$—	$—	$—
Financing coordination fees (2)	5,850		—	5,678	—	3,479	—	—	—
Transaction fees	—		—	—	—	4,423	—	—	—
Ongoing fees:
Asset management fees	13,009		—	—	—	—	—	—	—
Professional fees and other reimbursements (3)	4,020		—	2,364	—	—	—	541	753
Strategic advisory fees (3)	—		—	—	—	920	—	—	—
Distributions on Class B Units (3)	1,573		—	602	—	18	—	—	—
Total related party operation fees and reimbursements	$25,782		$—	$19,222	$—	$21,966	$—	$541	$753
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(1)
Acquisition fees and expenses from related parties of $0.9 million have been recognized in acquisition and transaction related expense on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015. In addition, over the same period, the Company capitalized $0.4 million of acquisition expenses to the Company's consolidated balance sheet, which are being amortized over the life of each investment using the effective interest method. No acquisition expenses were capitalized during the year ended December 31, 2014 or period from January 22, 2013 (date of inception) to December 31, 2013.

(2)
These fees are initially capitalized to deferred costs, net on the consolidated balance sheets and subsequently amortized over the life of the respective instrument to interest expense on the consolidated statements of operations and comprehensive (loss) income.

(3)	These costs are included in general and administrative expense on the consolidated statements of operations and comprehensive (loss) income.